Trading Advisor and Cash Managers	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Trading Advisor And Cash Managers
Trading Advisor and Cash Managers

5.	Trading Advisors and Cash Managers

Trading advisor management fees range from 0% to 1.5% per annum of each trading advisors’ respective trading level (as defined in each respective advisory agreement) and trading advisor incentive fees equal to 20% to 30% of net new trading profits (as defined in each respective advisory agreement).

The Fund has engaged J.P. Morgan Investment Management, Inc. and Principal Global Investors, LLC (collectively, the “Cash Managers”) to provide cash management services to the Fund. The Fund incurs monthly fees, payable in arrears to the Cash Managers, equal to approximately 1/12th of 0.13% of the investments in securities and certificates of deposit.

5.	Trading Advisors and Cash Managers

Trading advisor management fees range from 0% to 1.5% per annum of each trading advisors’ respective trading level (as defined in each respective advisory agreement) and trading advisor incentive fees equal to 20% to 30% of net new trading profits (as defined in each respective advisory agreement).

The Fund has engaged J.P. Morgan Investment Management, Inc. and Principal Global Investors, LLC (collectively, the “Cash Managers”) to provide cash management services to the Fund. The Fund incurs monthly fees, payable in arrears to the Cash Managers, equal to approximately 1/12th of 0.13% of the investments in securities and certificates of deposit.